Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIMOTHY PLAN
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000012348
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class A
Trading Symbol	TCGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Conservative Growth Fund
Without Load	14.71%	3.64%	2.84%
With Load*	8.35%	2.47%	2.26%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	6.18%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 38,518,717	$ 38,518,717
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 56,692
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,518,717
Number of Portfolio Holdings	9
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$56,692
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.4%
Money Market Funds	2.5%
Open End Funds	48.1%

C000012350
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class C
Trading Symbol	TCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.40%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Conservative Growth Fund	14.14%	2.92%	2.11%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	6.18%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 38,518,717	$ 38,518,717
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 56,692
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,518,717
Number of Portfolio Holdings	9
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$56,692
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.4%
Money Market Funds	2.5%
Open End Funds	48.1%

C000126999
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class I
Trading Symbol	TIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 1, 2023)
Timothy Plan Conservative Growth Fund	14.49%	10.57%
Dow Jones Moderate Portfolio Index	20.62%	15.24%
Russell 3000® Total Return Index	35.19%	26.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 38,518,717	$ 38,518,717
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 56,692
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,518,717
Number of Portfolio Holdings	9
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$56,692
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.4%
Money Market Funds	2.5%
Open End Funds	48.1%

C000080683
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class A
Trading Symbol	TPDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund
Without Load	15.92%	6.83%	4.08%
With Load	9.51%	5.63%	3.49%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	14.01%	5.57%	3.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 79,330,603	$ 79,330,603
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount	$ 330,329
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,330,603
Number of Portfolio Holdings	198
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$330,329
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.4%
Exchange-Traded Funds	18.5%
Money Market Funds	3.0%
Partnership Shares	0.0%
Precious Metals - Physical Holding	20.4%
Reit	18.8%
U.S. Government & Agencies	20.9%

C000080684
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class C
Trading Symbol	TPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.94%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund	15.13%	6.05%	3.30%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	14.01%	5.57%	3.60%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 79,330,603	$ 79,330,603
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount	$ 330,329
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,330,603
Number of Portfolio Holdings	198
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$330,329
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.4%
Exchange-Traded Funds	18.5%
Money Market Funds	3.0%
Partnership Shares	0.0%
Precious Metals - Physical Holding	20.4%
Reit	18.8%
U.S. Government & Agencies	20.9%

C000127002
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class I
Trading Symbol	TPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund	16.20%	7.08%	4.34%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	14.01%	5.57%	3.60%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 79,330,603	$ 79,330,603
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount	$ 330,329
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,330,603
Number of Portfolio Holdings	198
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$330,329
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.4%
Exchange-Traded Funds	18.5%
Money Market Funds	3.0%
Partnership Shares	0.0%
Precious Metals - Physical Holding	20.4%
Reit	18.8%
U.S. Government & Agencies	20.9%

C000012336
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class A
Trading Symbol	TFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund
Without Load	10.37%	-0.45%	0.66%
With Load*	5.39%	-1.37%	0.20%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 115,024,650	$ 115,024,650
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 446,879
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,024,650
Number of Portfolio Holdings	105
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$446,879
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	28.2%
Money Market Funds	1.7%
Non U.S. Government & Agencies	3.5%
U.S. Government & Agencies	66.6%

C000012338
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class C
Trading Symbol	TFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund	9.51%	-1.21%	-0.10%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 115,024,650	$ 115,024,650
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 446,879
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,024,650
Number of Portfolio Holdings	105
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$446,879
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	28.2%
Money Market Funds	1.7%
Non U.S. Government & Agencies	3.5%
U.S. Government & Agencies	66.6%

C000126995
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class I
Trading Symbol	TPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund	10.76%	-0.21%	0.93%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 115,024,650	$ 115,024,650
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 446,879
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,024,650
Number of Portfolio Holdings	105
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$446,879
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	28.2%
Money Market Funds	1.7%
Non U.S. Government & Agencies	3.5%
U.S. Government & Agencies	66.6%

C000130991
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class A
Trading Symbol	TGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.59%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund
Without Load	13.32%	3.46%	1.92%
With Load	7.06%	2.29%	1.34%
S&P 500 Index	36.35%	15.98%	13.38%
40% BB US Aggregate Bond / 60% Russell 1000 Value	21.13%	6.79%	6.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 19,068,361	$ 19,068,361
Holdings Count | Holding	89	89
Advisory Fees Paid, Amount	$ 69,131
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,068,361
Number of Portfolio Holdings	89
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$69,131
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	10.6%
Exchange-Traded Funds	50.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	1.7%
U.S. Government & Agencies	36.6%

C000130992
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class C
Trading Symbol	TGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$249	2.34%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund	12.47%	2.69%	1.16%
40% BB US Aggregate Bond / 60% Russell 1000 Value	21.13%	6.79%	6.50%
S&P 500 Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 19,068,361	$ 19,068,361
Holdings Count | Holding	89	89
Advisory Fees Paid, Amount	$ 69,131
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,068,361
Number of Portfolio Holdings	89
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$69,131
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	10.6%
Exchange-Traded Funds	50.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	1.7%
U.S. Government & Agencies	36.6%

C000130993
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class I
Trading Symbol	TIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.34%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund	13.59%	3.73%	2.17%
40% BB US Aggregate Bond / 60% Russell 1000 Value	21.13%	6.79%	6.50%
S&P 500 Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 19,068,361	$ 19,068,361
Holdings Count | Holding	89	89
Advisory Fees Paid, Amount	$ 69,131
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,068,361
Number of Portfolio Holdings	89
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$69,131
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	10.6%
Exchange-Traded Funds	50.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	1.7%
U.S. Government & Agencies	36.6%

C000049122
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class A
Trading Symbol	TPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund
Without Load	15.07%	4.25%	4.07%
With Load*	9.92%	3.30%	3.59%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	14.63%	4.47%	4.96%
ICE BofA U.S. Broad Market Bond Index	11.58%	0.31%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 182,833,032	$ 182,833,032
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 882,416
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,833,032
Number of Portfolio Holdings	144
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$882,416
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.4%
Money Market Funds	3.6%

C000065171
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class C
Trading Symbol	TPHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.89%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund	14.14%	3.48%	3.29%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	14.63%	4.47%	4.96%
ICE BofA U.S. Broad Market Bond Index	11.58%	0.31%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 182,833,032	$ 182,833,032
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 882,416
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,833,032
Number of Portfolio Holdings	144
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$882,416
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.4%
Money Market Funds	3.6%

C000127001
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class I
Trading Symbol	TPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund	15.34%	4.53%	4.34%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	14.63%	4.47%	4.96%
ICE BofA U.S. Broad Market Bond Index	11.58%	0.31%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 182,833,032	$ 182,833,032
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 882,416
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,833,032
Number of Portfolio Holdings	144
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$882,416
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.4%
Money Market Funds	3.6%

C000049121
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class A
Trading Symbol	TPIAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	1.59%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund
Without Load	26.74%	9.06%	5.24%
With Load*	19.80%	7.83%	4.64%
MSCI ACWI ex USA Index	25.35%	7.59%	5.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 182,644,980	$ 182,644,980
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 1,559,578
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,644,980
Number of Portfolio Holdings	51
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,559,578
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

C000065170
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class C
Trading Symbol	TPICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264	2.34%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund	25.81%	8.26%	4.46%
MSCI ACWI ex USA Index	25.35%	7.59%	5.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 182,644,980	$ 182,644,980
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 1,559,578
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,644,980
Number of Portfolio Holdings	51
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,559,578
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

C000127000
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class I
Trading Symbol	TPIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.34%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund	27.13%	9.36%	5.52%
MSCI ACWI ex USA Index	25.35%	7.59%	5.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 182,644,980	$ 182,644,980
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 1,559,578
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,644,980
Number of Portfolio Holdings	51
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,559,578
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

C000104306
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class A
Trading Symbol	TPAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.77%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund
Without Load	13.75%	4.48%	6.46%
With Load*	7.47%	3.30%	5.85%
Israel TA-125 Index	16.35%	5.30%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 99,977,879	$ 99,977,879
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 979,623
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$99,977,879
Number of Portfolio Holdings	57
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$979,623
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.5%
Money Market Funds	2.3%
Partnership Shares	2.7%
Reit	1.5%

C000104307
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class C
Trading Symbol	TPCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$268	2.52%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.52%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund	12.85%	3.70%	5.66%
Israel TA-125 Index	16.35%	5.30%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 99,977,879	$ 99,977,879
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 979,623
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$99,977,879
Number of Portfolio Holdings	57
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$979,623
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.5%
Money Market Funds	2.3%
Partnership Shares	2.7%
Reit	1.5%

C000127003
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class I
Trading Symbol	TICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163	1.52%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.52%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund	14.00%	4.74%	6.73%
Israel TA-125 Index	16.35%	5.30%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 99,977,879	$ 99,977,879
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 979,623
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$99,977,879
Number of Portfolio Holdings	57
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$979,623
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.5%
Money Market Funds	2.3%
Partnership Shares	2.7%
Reit	1.5%

C000012342
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	TLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.27%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund
Without Load	36.13%	15.08%	10.63%
With Load*	28.61%	13.78%	10.01%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 216,606,938	$ 216,606,938
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 1,295,172
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$216,606,938
Number of Portfolio Holdings	53
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,295,172
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Exchange-Traded Funds	11.8%
Money Market Funds	4.4%
Reit	2.9%

C000012344
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	TLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.02%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund	35.14%	14.22%	9.80%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 216,606,938	$ 216,606,938
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 1,295,172
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$216,606,938
Number of Portfolio Holdings	53
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,295,172
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Exchange-Traded Funds	11.8%
Money Market Funds	4.4%
Reit	2.9%

C000126997
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.02%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund	36.49%	15.38%	10.90%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 216,606,938	$ 216,606,938
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 1,295,172
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$216,606,938
Number of Portfolio Holdings	53
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,295,172
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Exchange-Traded Funds	11.8%
Money Market Funds	4.4%
Reit	2.9%

C000012333
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class A
Trading Symbol	TLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.19%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund
Without Load	28.18%	12.23%	9.75%
With Load*	21.13%	10.97%	9.13%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 354,857,874	$ 354,857,874
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 2,036,126
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$354,857,874
Number of Portfolio Holdings	44
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,036,126
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.2%
Exchange-Traded Funds	16.8%
Money Market Funds	3.6%
Reit	4.4%

C000012335
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class C
Trading Symbol	TLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	1.94%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund	27.23%	11.39%	8.93%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 354,857,874	$ 354,857,874
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 2,036,126
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$354,857,874
Number of Portfolio Holdings	44
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,036,126
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.2%
Exchange-Traded Funds	16.8%
Money Market Funds	3.6%
Reit	4.4%

C000126994
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class I
Trading Symbol	TMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund	28.53%	12.52%	10.90%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 354,857,874	$ 354,857,874
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 2,036,126
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$354,857,874
Number of Portfolio Holdings	44
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,036,126
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.2%
Exchange-Traded Funds	16.8%
Money Market Funds	3.6%
Reit	4.4%

C000012330
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class A
Trading Symbol	TPLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.33%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund
Without Load	24.15%	8.78%	8.27%
With Load*	17.31%	7.55%	7.66%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 195,874,164	$ 195,874,164
Holdings Count | Holding	62	62
Advisory Fees Paid, Amount	$ 1,298,344
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$195,874,164
Number of Portfolio Holdings	62
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,298,344
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.7%
Exchange-Traded Funds	11.5%
Money Market Funds	1.1%
Reit	9.7%

C000012332
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class C
Trading Symbol	TSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.08%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund	23.28%	7.97%	7.46%
Russell 2000® Total Return Index	-%	-%	-%
Russell 3000® Total Return Index	-%	-%	-%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 195,874,164	$ 195,874,164
Holdings Count | Holding	62	62
Advisory Fees Paid, Amount	$ 1,298,344
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$195,874,164
Number of Portfolio Holdings	62
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,298,344
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.7%
Exchange-Traded Funds	11.5%
Money Market Funds	1.1%
Reit	9.7%

C000126993
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class I
Trading Symbol	TPVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.08%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund	24.45%	9.04%	8.54%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 195,874,164	$ 195,874,164
Holdings Count | Holding	62	62
Advisory Fees Paid, Amount	$ 1,298,344
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$195,874,164
Number of Portfolio Holdings	62
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,298,344
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.7%
Exchange-Traded Funds	11.5%
Money Market Funds	1.1%
Reit	9.7%

C000012339
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	TAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	1.48%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund
Without Load	42.75%	15.75%	9.56%
With Load*	34.90%	14.44%	8.94%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 72,026,174	$ 72,026,174
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 472,346
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,026,174
Number of Portfolio Holdings	40
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$472,346
Portfolio Turnover	95%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Money Market Funds	7.0%
Reit	2.2%

C000012341
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	TCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$270	2.23%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund	41.68%	14.89%	8.74%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 72,026,174	$ 72,026,174
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 472,346
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,026,174
Number of Portfolio Holdings	40
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$472,346
Portfolio Turnover	95%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Money Market Funds	7.0%
Reit	2.2%

C000126996
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$150	1.23%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund	43.24%	16.02%	9.83%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 72,026,174	$ 72,026,174
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 472,346
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,026,174
Number of Portfolio Holdings	40
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$472,346
Portfolio Turnover	95%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Money Market Funds	7.0%
Reit	2.2%

C000012345
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class A
Trading Symbol	TSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Strategic Growth Fund
Without Load	17.23%	5.19%	3.59%
With Load*	10.80%	4.01%	3.01%
Dow Jones Moderately Aggressive Portfolio Index	24.10%	8.96%	7.86%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 33,757,663	$ 33,757,663
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 49,623
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,757,663
Number of Portfolio Holdings	9
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$49,623
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.7%
Money Market Funds	2.1%
Open End Funds	31.2%

C000012347
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class C
Trading Symbol	TSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.39%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Strategic Growth Fund	16.61%	4.50%	2.86%
Dow Jones Moderately Aggressive Portfolio Index	24.10%	8.96%	7.86%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 33,757,663	$ 33,757,663
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 49,623
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,757,663
Number of Portfolio Holdings	9
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$49,623
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.7%
Money Market Funds	2.1%
Open End Funds	31.2%

C000126998
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class I
Trading Symbol	TISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 1, 2023)
Timothy Plan Strategic Growth Fund	17.33%	-%
Dow Jones Moderately Aggressive Portfolio Index	24.10%	17.82%
Russell 3000® Total Return Index	35.19%	26.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 33,757,663	$ 33,757,663
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 49,623
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,757,663
Number of Portfolio Holdings	9
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$49,623
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.7%
Money Market Funds	2.1%
Open End Funds	31.2%